Leases - Schedule of Commitments under Operating Leases Requiring Annual Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 310	$ 300
2024	274	268
2025	240	234
2026	196	205
2027	175	176
2028 and thereafter	701	835
Total	1,896	2,018
Less: amount representing interest	332	338
Total lease liabilities	1,564	1,680
Current operating liabilities	276	274
Non-current operating lease liabilities	1,288	1,406
Total lease liabilities	$ 1,564	$ 1,680